Property, Plant and Equipment (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Cost
Beginning Balance	₪ 15,751		₪ 14,577
Additions	1,188		1,249
Disposals	(88)		(75)
Ending Balance	16,851		15,751
Depreciation and impairment losses
Begining Balance	8,679		7,364
Depreciation for the year	1,232		1,337
Disposals			(22)
Ending Balance	9,911		8,679
Carrying amounts
Begining Balance	7,072	$ 1,840	7,213
Ending Balance	6,940	$ 2,003	7,072
Land and buildings [Member]
Cost
Beginning Balance	1,051		1,061
Additions	34		27
Disposals	(81)		(37)
Ending Balance	1,004		1,051
Depreciation and impairment losses
Begining Balance	402		350
Depreciation for the year	53		64
Disposals			(12)
Ending Balance	455		402
Carrying amounts
Begining Balance	649		711
Ending Balance	549		649
Switching Transmission, power, Cellular, And satellite equipment [Member]
Cost
Beginning Balance	5,457		5,000
Additions	408		457
Disposals
Ending Balance	5,865		5,457
Depreciation and impairment losses
Begining Balance	3,472		2,951
Depreciation for the year	481		521
Disposals
Ending Balance	3,953		3,472
Carrying amounts
Begining Balance	1,985		2,049
Ending Balance	1,912		1,985
Network equipment [Member]
Cost
Beginning Balance	5,740		5,505
Additions	228		247
Disposals			(12)
Ending Balance	5,968		5,740
Depreciation and impairment losses
Begining Balance	2,736		2,486
Depreciation for the year	204		250
Disposals
Ending Balance	2,940		2,736
Carrying amounts
Begining Balance	3,004		3,019
Ending Balance	3,028		3,004
Multi- channel equipment and infrastructure [Member]
Cost
Beginning Balance	1,036		867
Additions	165		180
Disposals	(1)		(11)
Ending Balance	1,200		1,036
Depreciation and impairment losses
Begining Balance	369		143
Depreciation for the year	222		236
Disposals			(10)
Ending Balance	591		369
Carrying amounts
Begining Balance	667		724
Ending Balance	609		667
Subscriber equipment [Member]
Cost
Beginning Balance	1,464		1,203
Additions	278		265
Disposals	(4)		(4)
Ending Balance	1,738		1,464
Depreciation and impairment losses
Begining Balance	953		770
Depreciation for the year	187		183
Disposals
Ending Balance	1,140		953
Carrying amounts
Begining Balance	511		433
Ending Balance	598		511
Office equipment, computers and vehicles [Member]
Cost
Beginning Balance	1,003		941
Additions	75		73
Disposals	(2)		(11)
Ending Balance	1,076		1,003
Depreciation and impairment losses
Begining Balance	747		664
Depreciation for the year	85		83
Disposals
Ending Balance	832		747
Carrying amounts
Begining Balance	256		277
Ending Balance	₪ 244		₪ 256